Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss) income	$ (27,114,293)	$ 4,920,167	$ (20,116,938)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Amortization and depreciation	1,192,578	1,334,661	1,299,618
Share-based compensation	1,682,460	1,478,565	1,612,832
Loss (gain) on investments in marketable securities, net	8,031,595	(25,241,556)	81,839
Gain on non-marketable investments			(1,147,190)
Loss (gain) on investments in derivatives, net	4,289	199,031	(87,599)
Changes in fair value of warrant liabilities			866,300
Gain on derecognition of non-financial assets	(75,000)
Loss on disposal of subsidiaries	3,638
Gain on use of digital currencies	(4,918)		(46,717)
Settlement of service fee by tokens and digital currencies	90,457	24,000	437,178
Operating lease cost	425,280	483,398
Loss on disposal of property, plant and equipment	392	50,197
Impairment loss of property, plant and equipment		330,445
Impairment loss of intangible assets		200,000
Gain on extinguishment of convertible debts			(1,198,490)
Interest income	(41,246)	(825)	(79,558)
Interest expense and accretion of convertible debts	130,397	237,163	3,769,263
Accretion of finance lease obligation	4,450	7,290	9,967
Changes in operating assets and liabilities
Accounts receivable	(16,501)	(21,678)	(37,716)
Inventories	3,358	(4,948)	(3,543)
Other receivables and prepayments	695,308	(358,365)	(427,541)
Long-term deposits		20	55,429
Due from brokers	83,957	156,668	501,963
Amounts due from related parties	112,635	50,962	168,089
Amounts due to related parties	(264,934)	(120,560)	(26,060)
Accounts payable and accrued expenses	855,272	800,960	986,241
Operating lease liabilities	(450,807)	(457,508)
Net cash used in operating activities	(14,651,633)	(15,931,913)	(13,382,633)
Cash flows from investing activities
Purchase of digital currencies			(200,000)
Purchases of intangible assets	(6,026)		(70,109)
Purchases of property, plant and equipment	(131,750)	(161,314)	(837,062)
Proceeds from disposal of property, plant and equipment		1,051,282
Disposal of subsidiaries, net of cash disposed	(113,830)
Proceeds from sales of investment securities	20,116,734	952,196	999,110
Loan to a third party			(1,400,000)
Loan to a related party	(3,358,089)
Repayment of loan to a third party			1,400,000
Net cash provided by (used in) investing activities	16,507,039	1,842,164	(108,061)
Cash flows from financing activities
Loan from related parties	3,500,000	1,000,000	6,330,472
Repayment of loan from related parties	(5,489,665)	(5,306,558)
Payment for settlement of convertible debts			13,600,000
Proceeds from issuance of Class A Ordinary Shares and warrants	4,000,000	17,497,426
Payments of offering costs		(715,091)
Exercise of share options	694,224
Exercise of warrants	130,012
Payment of finance lease obligations	(53,846)	(53,845)	(53,843)
Net cash provided by (used in) financing activities	2,780,725	12,421,932	(7,323,371)
Net increase (decrease) in cash and restricted cash	4,636,131	(1,667,817)	(20,814,065)
Cash and restricted cash – Beginning of year	3,625,356	5,293,173	26,107,238
Cash and restricted cash – End of year	8,261,487	3,625,356	5,293,173
Supplemental disclosures of cash flow information
Interest paid	273,155	131,554	557,333
Income taxes paid
Proceeds in broker accounts	20,116,734	952,196	999,110
Non-cash operating, investing and financing activities
Right-of-use assets obtained in exchange for new operating lease liabilities		1,107,206
Issuance of token in exchange of services			300,000
Settlement of service fee by tokens and digital currencies	90,457	24,000	437,178
Deemed dividend related to warrants down round provision		755,514
Reconciliation of cash and restricted cash
Cash	8,131,217	3,495,231	5,189,003
Restricted cash	130,270	130,125	104,170
Total cash and restricted cash shown in the consolidated statements of cash flows	$ 8,261,487	$ 3,625,356	$ 5,293,173